Schedule of investments
Delaware Real Estate Securities Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.39%
Real Estate Operating/Development — 2.50%
Corp Inmobiliaria Vesta ADR	63,898	$ 2,531,639
DigitalBridge Group	39,240	688,269
		3,219,908
REIT Healthcare — 11.73%
Healthpeak Properties	156,826	3,105,155
Welltower	132,808	11,975,297
		15,080,452
REIT Hotel — 1.94%
Ryman Hospitality Properties	14,481	1,593,779
Xenia Hotels & Resorts	65,730	895,243
		2,489,022
REIT Industrial — 11.81%
Americold Realty Trust	128,562	3,891,572
Prologis	84,675	11,287,177
		15,178,749
REIT Information Technology — 21.35%
American Tower	16,669	3,598,504
Digital Realty Trust	42,196	5,678,738
Equinix	15,153	12,204,074
VICI Properties	187,290	5,970,805
		27,452,121
REIT Manufactured Housing — 7.24%
Equity LifeStyle Properties	58,573	4,131,740
Sun Communities	38,780	5,182,947
		9,314,687
REIT Multifamily — 15.76%
American Homes 4 Rent Class A	94,439	3,396,026
AvalonBay Communities	29,822	5,583,275
Boardwalk Real Estate Investment Trust	16,613	894,435
Canadian Apartment Properties REIT	27,552	1,014,707
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Equity Residential	56,213	$ 3,437,987
InterRent Real Estate Investment Trust	85,670	855,375
Invitation Homes	148,950	5,080,685
		20,262,490
REIT Office — 3.29%
Alexandria Real Estate Equities	33,399	4,233,991
		4,233,991
REIT Retail — 17.32%
Agree Realty	72,711	4,577,157
Federal Realty Investment Trust	33,177	3,418,890
Kite Realty Group Trust	188,724	4,314,231
Realty Income	104,202	5,983,279
Simon Property Group	27,892	3,978,515
		22,272,072
REIT Self-Storage — 5.45%
Public Storage	22,984	7,010,120
		7,010,120
Total Common Stocks (cost $75,664,323)		126,513,612

Total Value of Securities—98.39% (cost $75,664,323)		126,513,612
Receivables and Other Assets Net of Liabilities—1.61%		2,074,119
Net Assets Applicable to 7,923,453 Shares Outstanding—100.00%		$128,587,731
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
NQ- IV063 [1223] 0224 (3377203)    1